Net revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of revenue by type	Net revenues were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€149,544	€183,230	€173,718
Other services provided	4,422	4,018	3,786
Construction contract revenues	747	709	779
Lease installments from assets sold with a buy-back commitment	1,046	896	849
Interest income of financial services activities	1,119	691	460
Total Net revenues	€156,878	€189,544	€179,592

Schedule of revenue by geographical area	Net revenues by geographical area were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Net revenues in:
North America(1)	€65,309	€88,466	€87,283
France	16,363	18,079	16,365
Brazil	13,577	13,742	11,363
Italy	11,166	11,790	10,840
Germany	8,371	10,467	9,046
United Kingdom	8,108	8,380	7,348
Turkey	5,969	6,187	3,110
Spain	4,286	5,147	5,307
Belgium	2,115	2,533	2,552
Netherlands	1,513	1,577	1,376
Argentina	1,413	1,524	2,735
Portugal	1,252	1,335	1,138
Algeria	1,245	1,079	277
Poland	1,166	1,204	1,230
Austria	1,062	812	801
Japan	894	1,377	1,152
Switzerland	670	930	763
China	638	1,141	1,811
Other countries	11,761	13,774	15,095
Total Net revenues	€156,878	€189,544	€179,592
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2024	2023
	(€ million)
North America(1)	€62,276	€52,029
France	19,020	17,893
Italy	7,696	8,810
Germany	5,079	4,884
Brazil	3,414	3,811
Spain	1,709	1,876
United Kingdom	1,476	1,194
Poland	1,116	1,038
Slovakia	615	460
Serbia	257	161
Other countries(2)	6,505	5,817
Total Non-current assets (other than financial instruments, deferred tax assets and post- employment benefits assets)	109,163	97,973
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment
(2) Includes the Netherlands, amounts here are individually immaterial

Schedule of revenue by segment and type	Net revenues attributed by segment for the years ended December 31, 2024, 2023 and 2022 were as follows:

2024	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€62,111	€56,282	€10,022	€15,544	€1,930	€984	€2,671	€149,544
Other services provided	1,338	1,516	87	339	61	54	1,027	4,422
Construction contract revenues	—	—	—	—	—	—	747	747
Revenues from goods and services	63,449	57,798	10,109	15,883	1,991	1,038	4,445	154,713

Lease installments from assets sold with a buy-back commitment	—	1,046	—	—	—	—	—	1,046
Interest income from financial services activities	—	—	—	—	—	—	1,119	1,119
Total Net revenues	€63,449	€58,844	€10,109	€15,883	€1,991	€1,038	€5,564	€156,878

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€85,238	€63,961	€10,487	€15,638	€3,463	€2,276	€2,167	€183,230
Other services provided	1,260	1,587	73	510	63	59	466	4,018
Construction contract revenues	—	—	—	—	—	—	709	709
Revenues from goods and services	86,498	65,548	10,560	16,148	3,526	2,335	3,342	187,957

Lease installments from assets sold with a buy- back commitment	—	896	—	—	—	—	—	896
Interest income from financial services activities	—	—	—	—	—	—	691	691
Total Net revenues	€86,498	€66,444	€10,560	€16,148	€3,526	€2,335	€4,033	€189,544

2022	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
	(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	€84,239	€60,769	€6,399	€15,178	€4,455	€2,271	€407	€173,718
Other services provided	1,234	1,609	54	462	45	51	331	3,786
Construction contract revenues	—	—	—	—	—	—	779	779
Revenues from goods and services	85,473	62,378	6,453	15,640	4,500	2,322	1,517	178,283

Lease installments from assets sold with a buy-back commitment	1	848	—	—	—	—	—	849
Interest income from financial services activities	—	—	—	—	—	—	460	460
Total Net revenues	€85,474	€63,226	€6,453	€15,640	€4,500	€2,322	€1,977	€179,592